SUPPLEMENTARY CASH FLOW INFORMATION (Details 2) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Acquisition of La Preciosa, net of cash &amp; transaction costs	$ 0	$ 21,535
Shares acquired under terms of option agreements	41	15
Transfer of share-based payments reserve upon exercise of RSUs	1,019	0
Transfer of share-based payments reserve upon option exercise	0	15
Equipment acquired under finance leases and equipment loans	2,888	1,589
Non-cash investing and financing activities	$ 3,948	$ 23,174